ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Liability for Future Policy Benefit, by Product Segment [Line Items]
Separate accounts reserve	$ 2,460.4
Individual Annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	175.0
(b) At book value less current surrender charge of 5% or more	2.4
(c) At fair value	578.5
(d) Total with adjustment or at fair value (Total of 1 through 3)	755.9
(e) At book value without adjustment (minimal or no charge or adjustment)	246.9
2. Not subject to discretionary withdrawal	70.2
3. Total (Gross: Direct Assumed)	1,073.0
4. Reinsurance ceded	494.5
5. Total (net) (C) - (D)	578.5
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 0.0
(a) With fair value adjustment	16.30%
(b) At book value less current surrender charge of 5% or more	0.20%
(c) At fair value	53.90%
(d) Total with adjustment or at fair value (Total of 1 through 3)	70.40%
(e) At book value without adjustment (minimal or no charge or adjustment)	23.00%
2. Not subject to discretionary withdrawal	6.60%
3. Total (Gross: Direct Assumed)	100.00%
Individual Annuities | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	$ 175.0
(b) At book value less current surrender charge of 5% or more	2.4
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	177.4
(e) At book value without adjustment (minimal or no charge or adjustment)	246.9
2. Not subject to discretionary withdrawal	70.2
3. Total (Gross: Direct Assumed)	494.5
4. Reinsurance ceded	494.5
5. Total (net) (C) - (D)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Individual Annuities | Separate Accounts with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (C) - (D)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Individual Annuities | Non-Guaranteed Separate Accounts
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	578.5
(d) Total with adjustment or at fair value (Total of 1 through 3)	578.5
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct Assumed)	578.5
4. Reinsurance ceded	0.0
5. Total (net) (C) - (D)	578.5
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Group Annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	1.4
2. Not subject to discretionary withdrawal	1.3
3. Total (Gross: Direct Assumed)	2.7
4. Reinsurance ceded	2.7
5. Total (net) (C) - (D)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 0.0
(a) With fair value adjustment	0.00%
(b) At book value less current surrender charge of 5% or more	0.00%
(c) At fair value	0.00%
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.00%
(e) At book value without adjustment (minimal or no charge or adjustment)	52.10%
2. Not subject to discretionary withdrawal	47.90%
3. Total (Gross: Direct Assumed)	100.00%
Group Annuities | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	$ 0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	1.4
2. Not subject to discretionary withdrawal	1.3
3. Total (Gross: Direct Assumed)	2.7
4. Reinsurance ceded	2.7
5. Total (net) (C) - (D)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Group Annuities | Separate Accounts with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (C) - (D)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Group Annuities | Non-Guaranteed Separate Accounts
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (C) - (D)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Deposit-Type Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	43.4
2. Not subject to discretionary withdrawal	0.8
3. Total (Gross: Direct Assumed)	44.2
4. Reinsurance ceded	40.5
5. Total (net) (C) - (D)	3.7
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 0.0
(a) With fair value adjustment	0.00%
(b) At book value less current surrender charge of 5% or more	0.00%
(c) At fair value	0.00%
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.00%
(e) At book value without adjustment (minimal or no charge or adjustment)	98.20%
2. Not subject to discretionary withdrawal	1.80%
3. Total (Gross: Direct Assumed)	100.00%
Deposit-Type Contracts | General Account
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	$ 0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	43.4
2. Not subject to discretionary withdrawal	0.8
3. Total (Gross: Direct Assumed)	44.2
4. Reinsurance ceded	40.5
5. Total (net) (C) - (D)	3.7
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Deposit-Type Contracts | Separate Accounts with Guarantees
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (C) - (D)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Deposit-Type Contracts | Non-Guaranteed Separate Accounts
Liability for Future Policy Benefit, by Product Segment [Line Items]
(a) With fair value adjustment	0.0
(b) At book value less current surrender charge of 5% or more	0.0
(c) At fair value	0.0
(d) Total with adjustment or at fair value (Total of 1 through 3)	0.0
(e) At book value without adjustment (minimal or no charge or adjustment)	0.0
2. Not subject to discretionary withdrawal	0.0
3. Total (Gross: Direct Assumed)	0.0
4. Reinsurance ceded	0.0
5. Total (net) (C) - (D)	0.0
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	0.0
Ceded As Part of a Modified Coinsurance Basis Treated with Protective
Liability for Future Policy Benefit, by Product Segment [Line Items]
Separate accounts reserve	$ 578.5